Derivative Instruments (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Index Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts	$ (715,640)	$ 6,048,457	$ 39,937,080
Change in unrealized gains (losses) on open futures contracts	6,373,625	(27,932,012)	16,195,091
Agricultural Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts	467,837	(789,315)	3,251,109
Change in unrealized gains (losses) on open futures contracts	(229,374)	(2,009,749)	1,514,854	[1],[2]
Energy Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts			(206,448)
Change in unrealized gains (losses) on open futures contracts
Futures: Commodity price [Member] | Total Index Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts	(715,640)	6,048,457	39,937,080
Change in unrealized gains (losses) on open futures contracts	6,373,625	(27,932,012)	16,195,091
Net trading gains (losses)	5,657,985	(21,883,555)	56,132,171
Futures: Commodity price [Member] | Agricultural Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts	467,837	(789,315)	3,251,109
Change in unrealized gains (losses) on open futures contracts	(229,374)	(2,009,749)	1,514,854
Net trading gains (losses)	238,463	(2,799,064)	4,765,963
Futures: Commodity price [Member] | Energy Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts			(206,448)
Net trading gains (losses)	0	0	(206,448)
Agriculture [Member] | Futures: Commodity price [Member] | Total Index Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts	6,076,139	(4,357,794)	23,779,641
Change in unrealized gains (losses) on open futures contracts	(10,497,383)	(13,715,042)	10,811,173
Net trading gains (losses)	(4,421,244)	(18,072,836)	34,590,814
Agriculture [Member] | Futures: Commodity price [Member] | Agricultural Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts	467,837	(789,315)	3,251,109
Change in unrealized gains (losses) on open futures contracts	(229,374)	(2,009,749)	1,514,854
Net trading gains (losses)	238,463	(2,799,064)	4,765,963
Agriculture [Member] | Futures: Commodity price [Member] | Energy Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts
Change in unrealized gains (losses) on open futures contracts
Net trading gains (losses)
Energy [Member] | Futures: Commodity price [Member] | Total Index Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts	(3,399,815)	11,987,561	5,118,288
Change in unrealized gains (losses) on open futures contracts	7,430,349	(4,731,294)	2,931,004
Net trading gains (losses)	4,030,534	7,256,267	8,049,292
Energy [Member] | Futures: Commodity price [Member] | Agricultural Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts
Change in unrealized gains (losses) on open futures contracts
Net trading gains (losses)
Energy [Member] | Futures: Commodity price [Member] | Energy Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts			(206,448)
Net trading gains (losses)			(206,448)
Metals [Member] | Futures: Commodity price [Member] | Total Index Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts	(3,391,964)	(1,581,310)	11,039,151
Change in unrealized gains (losses) on open futures contracts	9,440,659	(9,485,676)	2,452,914
Net trading gains (losses)	6,048,695	(11,066,986)	13,492,065
Metals [Member] | Futures: Commodity price [Member] | Agricultural Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts
Change in unrealized gains (losses) on open futures contracts
Net trading gains (losses)
Metals [Member] | Futures: Commodity price [Member] | Energy Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts
Change in unrealized gains (losses) on open futures contracts
Net trading gains (losses)

[1]	No individual futures contract position constituted greater than 1% of members’ equity (net assets).
[2]	Represents less than 0.01% of members’ equity (net assets).